Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
		Dec. 31, 2023	Mar. 31, 2023
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost		¥ 2,866,811	¥ 2,488,858
Available-for-sale debt securities, Allowance for credit losses		(594)	(144)
Available-for-sale debt securities, Gross unrealized gains		33,739	16,076
Available-for-sale debt securities, Gross unrealized losses		(362,275)	(270,182)
Available-for-sale debt securities, Fair value		2,537,681	2,234,608
Held-to-maturity securities, Amortized cost	[1]	0	114,759
Total amortized cost			2,603,617
Total allowance for credit losses			(144)
Total gross unrealized gains			30,995
Total gross unrealized losses			(270,182)
Total fair values			2,364,286
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost		1,212,410	962,969
Available-for-sale debt securities, Allowance for credit losses		0	0
Available-for-sale debt securities, Gross unrealized gains		12,631	2,863
Available-for-sale debt securities, Gross unrealized losses		(247,505)	(164,537)
Available-for-sale debt securities, Fair value		977,536	801,295
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost		404,936	389,150
Available-for-sale debt securities, Allowance for credit losses		(233)	(144)
Available-for-sale debt securities, Gross unrealized gains		2,477	1,146
Available-for-sale debt securities, Gross unrealized losses		(23,923)	(20,906)
Available-for-sale debt securities, Fair value		383,257	369,246
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost		888,034	851,525
Available-for-sale debt securities, Allowance for credit losses		0	0
Available-for-sale debt securities, Gross unrealized gains		14,455	6,270
Available-for-sale debt securities, Gross unrealized losses		(84,176)	(73,407)
Available-for-sale debt securities, Fair value		818,313	784,388
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost		76,136	45,292
Available-for-sale debt securities, Allowance for credit losses		0	0
Available-for-sale debt securities, Gross unrealized gains		533	62
Available-for-sale debt securities, Gross unrealized losses		(1,867)	(2,181)
Available-for-sale debt securities, Fair value		74,802	43,173
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost		285,295	239,922
Available-for-sale debt securities, Allowance for credit losses		(361)	0
Available-for-sale debt securities, Gross unrealized gains		3,643	5,735
Available-for-sale debt securities, Gross unrealized losses		(4,804)	(9,151)
Available-for-sale debt securities, Fair value		¥ 283,773	236,506
Japanese government bond securities and other
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost			114,759
Held-to-maturity securities, Allowance for credit losses			0
Held-to-maturity securities, Gross unrealized gains			14,919
Held-to-maturity securities, Gross unrealized losses			0
Held-to-maturity securities, Fair value			¥ 129,678

[1]	During the nine months ended December 31, 2023, bonds held as held-to-maturity debt securities were reclassified to available-for-sale debt securities. This is because a certain subsidiary changed its holding purposes in accordance with ASC 320 (“Investments—Debt Securities”) in order to improve profitability by building a flexible investment portfolio and improve capital stability. At the time of reclassification, the book value of held-to-maturity debt securities was ¥115,507 million and the related unrealized gain was ¥7,913 million.